Shareholder Report, Average Annual Return (Details)	12 Months Ended	38 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Jacob Forward ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Jacob Forward ETF NAV
Average Annual Return, Percent	24.20%	(18.08%)
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	8.84%		3.83%	8.47%
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	15.49%		1.79%	3.27%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	15.80%		2.09%	3.56%
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	6.07%		6.57%	7.36%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	6.42%		6.86%	7.65%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	27.14%		15.92%	12.98%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Average Annual Return, Percent	27.15%		18.29%	15.60%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	27.14%		15.92%	12.98%
Russell 2000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Average Annual Return, Percent	17.67%		8.35%	8.21%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	27.14%		15.92%	12.98%
Russell 2000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Average Annual Return, Percent	17.67%		8.35%	8.21%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	27.14%		15.92%	12.98%
Russell Microcap Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap Growth Total Return
Average Annual Return, Percent	16.30%		6.32%	4.83%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	27.14%		15.92%	12.98%
Russell Microcap Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap Growth Total Return
Average Annual Return, Percent	16.30%		6.32%	4.83%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Jacob Forward ETF Market
Average Annual Return, Percent	24.01%	(18.10%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	27.14%	10.23%